Item 1. Schedule of Investments

T. Rowe Price Summit Cash Reserves Fund
Unaudited		January 31, 2006
PORTFOLIO OF INVESTMENTS (1)	$ Par	Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 0.8%
Americredit Automobile Receivable Trust
Series 2005-CF, Class A1, 3.845%, 9/6/06	2,038	2,039
Series 2005-DA, Class A1, 4.344%, 12/6/06	3,248	3,247
Banc of America Securitzed Trust, Series 2005-WF1, Class A1
3.505%, 7/18/06	783	783
Capital One Auto Finance Trust, Series 2005-C, Class A1
4.098%, 10/15/06	5,099	5,099
CIT Equipment Collateral Trust, Series 2005-EF1, Class A1
3.852%, 9/20/06	2,357	2,357
GreatAmerica Leasing Receivable, Series 2005-1, Class A1, 144A
4.31%, 10/20/06	2,647	2,647
GS Auto Loan Trust, Series 2005-1, Class A1, 3.848%, 8/15/06	1,659	1,659
Household Automotive Trust, Series 2005-3, Class A1
4.286%, 11/17/06	5,633	5,633
Hyundai Auto Receivables Trust, Series 2005-A, Class A1
3.514%, 7/17/06	668	668
M&I Auto Loan Trust, Series 2005-1, Class A1, 4.406%, 11/20/06	9,148	9,148
Navistar Financial Corp. Owner Trust, Series 2005-A, Class A1
3.616%, 7/17/06	324	324
Triad Auto Receivables Owner Trust, Series 2005-B, Class A1
3.604%, 8/14/06	45	46
Total Asset-Backed Securities (Cost $33,650)		33,650
BANK NOTES 0.9%
Lasalle Bank, 4.10%, 7/31/06	10,000	10,000
World Savings Bank, 4.44%, 3/1/06	26,000	26,000
Total Bank Notes (Cost $36,000)		36,000
CERTIFICATES OF DEPOSIT - DOMESTIC * 7.8%
Branch Banking & Trust, 4.415%, 2/21/06	36,000	36,000
Citibank New York N.A.
4.34%, 2/23/06	29,000	29,000
4.475%, 3/29/06	20,000	20,000
4.57%, 4/24/06	25,000	25,000
Compass Bank, VR, 4.47%, 6/14/06	11,500	11,500
DEPFA Bank, 4.30%, 2/2/06	32,000	32,000
Dexia Credit, 4.02%, 7/21/06	11,000	11,000
First Tennessee Bank, 4.41%, 2/16/06	12,000	12,000
Manufacturers and Traders Trust, VR, 4.494%, 9/26/06	9,000	8,998
Mercantile Safe Deposit & Trust
4.44%, 2/22/06	12,000	12,000
VR, 4.475%, 10/23/06	6,000	5,998
National City Bank of Indiana, 3.765%, 3/29/06	5,000	4,994
Treasury Bank, VR, 4.43%, 2/23/06	11,000	11,000
Wells Fargo Bank
4.025%, 7/25/06	11,500	11,500
4.52%, 3/24/06	60,000	60,000
Wilmington Trust, 4.49%, 4/5/06	29,000	29,000
Total Certificates of Deposit - Domestic * (Cost $319,990)		319,990
CERTIFICATES OF DEPOSIT - EURODOLLAR ^ 7.7%
ABN Amro Bank, 4.30%, 2/6/06	24,000	24,000
Bank of Nova Scotia, 4.46%, 2/27/06	30,000	30,000
Barclays Bank, 4.0575%, 7/26/06	15,000	15,000
BNP Paribas, 4.55%, 4/20/06	35,000	35,000
Credit Agricole
4.025%, 9/11/06	36,000	36,000
4.57%, 4/24/06	8,000	8,000
Danske Bank, 3.815%, 6/19/06	3,000	2,998
Deutsche Bank, 4.52%, 4/12/06	9,000	8,999
HBOS Treasury Services, 4.455%, 3/28/06	32,000	32,000
KBC Bank, 4.43%, 2/28/06	25,000	25,000
Lloyds TSB Bank, 4.50%, 4/12/06	48,000	48,000
Northern Rock, 4.51%, 3/27/06	10,000	10,000
Societe Generale
4.395%, 3/6/06	5,000	5,000
4.45%, 3/28/06	24,000	24,000
4.80%, 12/5/06	12,000	12,000
Total Certificates of Deposit - Eurodollar ^ (Cost $315,997)		315,997
CERTIFICATES OF DEPOSIT - YANKEE ++ 9.9%
Abbey National Treasury Services, 4.30%, 2/1/06	29,000	29,000
Banco Bilbao Vizcaya
4.55%, 4/3/06	35,000	35,000
4.565%, 4/24/06	7,000	7,000
Bank of Montreal (Chicago), 4.47%, 3/28/06	34,000	34,000
Barclays Bank
4.535%, 3/28/06	35,000	35,000
4.55%, 4/17/06	10,000	10,000
BNP Paribas, 4.475%, 4/4/06	25,000	25,000
Credit Suisse First Boston, 4.00%, 7/18/06	22,000	22,000
Deutsche Bank, 4.22%, 8/15/06	33,000	33,028
Fortis Bank, 4.46%, 2/23/06	16,000	16,000
Lloyds Bank, 4.47%, 2/23/06	10,000	10,000
Natexis Banques Populaires, VR, 4.30%, 2/1/06	18,000	18,000
Nordea Bank Finland, 4.50%, 3/27/06	23,000	23,000
Royal Bank of Scotland, 4.66%, 7/13/06	48,000	48,000
Swedbank, 4.07%, 7/28/06	11,000	11,000
Toronto-Dominion Bank
4.01%, 8/1/06	11,000	11,000
4.45%, 2/27/06	31,000	31,000
UBS, 4.47%, 3/24/06	10,000	10,000
Total Certificates of Deposit - Yankee ++ (Cost $408,028)		408,028
COMMERCIAL PAPER 26.4%
ANZ (Delaware)
4.25%, 2/6/06	1,500	1,499
4.27%, 2/2/06	17,800	17,798
4.30%, 2/22/06	2,300	2,294
4.375%, 2/22/06	1,200	1,197
4.41%, 2/22/06	1,000	998
Bear Stearns, 4.465%, 3/20/06	18,000	17,895
Caisse D'Amortissement, 4.28%, 2/3/06	6,000	5,999
Calyon North America, 4.25%, 2/1/06	15,000	15,000
Canadian Imperial Holdings, 4.505%, 3/3/06	30,000	29,887
Canadian Wheat Board, 4.30%, 2/2/06	2,253	2,253
Capital One Multi-Asset Executive Trust, 4.54%, 3/27/06	15,000	14,898
CBA (Delaware) Finance
4.00%, 4/24/06	11,000	10,899
4.25%, 2/15/06	8,000	7,987
4.33%, 2/9/06	50,100	50,052
Credit Suisse First Boston, 4.445%, 3/17/06	7,000	6,962
DaimlerChrysler Revolving Auto
4.31%, 2/1/06	7,300	7,300
4.43%, 3/10/06	9,000	8,959
4.45%, 3/14/06	15,000	14,924
4.50%, 2/21/06	5,000	4,987
Dexia Delaware
4.30%, 2/1/06	41,067	41,067
4.50%, 3/28/06	16,000	15,890
Export Development Corp., 4.47%, 2/1/06	12,000	12,000
FCAR Owner Trust
4.34%, 2/9/06	37,250	37,214
4.41%, 3/16/06	50,000	49,737
GE Capital
4.26%, 2/1/06	1,900	1,900
4.52%, 6/30/06	10,300	10,107
General Electric, 4.41%, 2/16/06	5,000	4,991
HBOS Treasury Services
4.27%, 2/7/06	4,200	4,197
4.27%, 2/22/06	1,000	997
4.28%, 2/10/06	3,000	2,997
4.31%, 2/22/06	1,600	1,596
4.32%, 2/28/06	5,700	5,682
4.50%, 4/18/06	10,000	9,905
HSBC Bank USA, 4.29%, 2/3/06	8,000	7,998
HSBC Finance, 4.29%, 2/1/06	17,000	17,000
ING Funding
4.29%, 2/3/06	20,400	20,395
4.31%, 2/8/06	20,150	20,133
K2 (USA)
4.28%, 2/13/06	12,180	12,163
4.31%, 2/22/06	16,500	16,459
4.31%, 2/23/06	4,400	4,388
4.36%, 3/6/06	11,000	10,956
4.40%, 3/27/06	1,300	1,291
Links Finance, 4.26%, 2/14/06	25,000	24,962
Merrill Lynch, 4.49%, 2/1/06	30,000	30,000
National City Credit, 4.41%, 3/13/06	25,000	24,877
National Rural Utilities, 4.42%, 2/23/06	6,000	5,984
New Center Asset Trust
4.32%, 3/16/06	14,000	13,928
4.46%, 3/15/06	34,700	34,519
New York State Power Auth.
4.36%, 2/13/06	10,000	9,985
4.42%, 2/23/06	6,000	5,984
4.50%, 3/2/06	16,851	16,790
New York Times, 4.49%, 2/9/06	5,225	5,220
Nordea North America
4.26%, 2/14/06	2,539	2,535
4.31%, 2/3/06	1,300	1,300
4.34%, 2/6/06	3,500	3,498
Oesterreichische Kontrollbank, 4.50%, 6/21/06	37,300	36,647
PNC Bank, 4.47%, 3/23/06	24,000	23,851
Prudential Funding, 4.41%, 2/21/06	24,000	23,941
San Paolo United States Financial
4.25%, 2/24/06	1,000	997
4.345%, 3/2/06	1,255	1,251
Siemens Capital, 4.31%, 2/8/06	4,750	4,746
Sigma Finance, 4.01%, 7/21/06	22,000	22,000
Stadshypotek Delaware
4.27%, 2/21/06	30,000	29,929
4.35%, 2/3/06	2,650	2,649
Stanford University, 4.46%, 3/14/06	23,000	22,883
Svenska Handelsbanken, 4.30%, 2/27/06	3,600	3,589
Toyota Motor Credit, 4.53%, 4/3/06	57,000	56,562
UBS Finance
4.29%, 2/1/06	35,350	35,350
4.33%, 2/22/06	1,655	1,651
4.50%, 3/2/06	13,000	12,953
Westpac Banking Corp., 144A
4.38%, 3/9/06	10,800	10,753
4.385%, 3/9/06	21,400	21,306
4.50%, 6/15/06	4,270	4,198
4.52%, 6/16/06	1,500	1,475
4.53%, 6/13/06	5,000	4,917
Whistlejacket Capital, 144A
4.27%, 2/21/06	29,000	28,931
4.30%, 2/21/06	2,347	2,341
4.35%, 2/15/06	5,357	5,348
4.39%, 3/9/06	6,009	5,983
4.39%, 3/14/06	5,635	5,607
Yale University, 4.34%, 2/3/06	4,500	4,499
Total Commercial Paper (Cost $1,084,790)		1,084,790
COMMERCIAL PAPER - 4(2) 41.4%
Alliance & Leicester
4.26%, 2/21/06	20,000	19,953
4.30%, 2/21/06	10,000	9,976
Allied Irish Banks North America, 4.31%, 2/6/06	36,000	35,978
Alpine Securitization
4.30%, 2/2/06	35,000	34,996
4.50%, 3/3/06	24,000	23,910
ASB Bank, 144A
4.28%, 2/8/06	5,000	4,996
4.32%, 2/8/06	9,000	8,992
Atlantic Asset Securitization
4.31%, 2/2/06	5,702	5,701
4.52%, 3/24/06	13,629	13,542
4.53%, 3/21/06	2,246	2,232
Bank of Ireland
4.31%, 3/13/06	5,000	4,976
4.50%, 4/20/06	25,000	24,756
BASF, 4.43%, 3/27/06	30,000	29,801
Cafco
4.39%, 3/9/06	40,500	40,322
4.45%, 3/16/06	25,095	24,962
4.50%, 3/13/06	7,000	6,965
Cargill Asia, 4.48%, 2/1/06	23,000	23,000
Ciesco
4.44%, 3/6/06	17,000	16,931
4.44%, 3/7/06	24,000	23,899
Citibank Credit Card Issuance Trust, 4.32%, 2/6/06	70,115	70,073
CRC Funding
4.35%, 2/10/06	10,000	9,989
4.44%, 3/6/06	11,000	10,955
4.45%, 2/23/06	33,000	32,911
Danske
4.26%, 2/27/06	15,500	15,452
4.29%, 2/7/06	2,000	1,998
4.31%, 2/9/06	7,600	7,593
4.37%, 2/7/06	3,000	2,998
DEPFA Bank, 4.52%, 6/14/06	3,500	3,442
Fairway Finance
4.33%, 2/13/06	6,463	6,454
4.40%, 2/17/06	4,252	4,244
4.41%, 2/21/06	10,000	9,976
4.42%, 2/13/06	11,522	11,505
4.42%, 3/14/06	3,191	3,175
4.43%, 2/21/06	10,091	10,066
4.44%, 2/21/06	12,000	11,970
4.47%, 3/20/06	4,097	4,073
4.51%, 2/27/06	6,000	5,980
4.52%, 3/15/06	1,678	1,669
Falcon Asset Securitization
4.30%, 2/3/06	3,628	3,627
4.32%, 2/7/06	7,500	7,495
4.35%, 2/10/06	50,000	49,946
4.37%, 2/13/06	12,789	12,770
4.50%, 2/24/06	32,000	31,908
Ford Credit Floorplan Master Owner Trust
4.25%, 2/6/06	18,000	17,989
4.31%, 2/21/06	19,107	19,061
4.35%, 2/7/06	1,000	999
4.38%, 3/6/06	36,000	35,856
4.41%, 3/13/06	10,000	9,951
Fortis Funding, 4.32%, 2/6/06	17,750	17,739
Grampian Funding, 4.35%, 3/28/06	15,000	14,900
Home Depot, 4.50%, 2/3/06	49,000	48,988
IXIS, 144A
4.25%, 2/21/06	28,000	27,934
4.28%, 2/16/06	13,400	13,376
4.47%, 3/22/06	32,000	31,805
4.55%, 6/23/06	10,750	10,557
KBC Financial Products International
4.36%, 3/29/06	10,000	9,932
4.43%, 3/27/06	1,500	1,490
KFW International Finance
4.28%, 2/3/06	10,000	9,998
4.31%, 2/8/06	38,000	37,968
4.39%, 2/17/06	42,500	42,417
Kitty Hawk Funding, 4.42%, 2/17/06	13,923	13,896
MassMutual Funding, 4.50%, 2/24/06	15,000	14,957
MBNA Master Credit Card Trust II
4.37%, 2/23/06	39,000	38,896
4.47%, 4/6/06	10,000	9,920
Metlife, 4.35%, 2/27/06	40,000	39,874
Northern Rock, 144A, 4.50%, 2/21/06	11,000	10,972
Old Line Funding
4.31%, 2/1/06	23,250	23,250
4.33%, 2/7/06	15,225	15,214
4.33%, 2/8/06	7,350	7,344
Park Avenue Receivables
4.30%, 2/1/06	10,250	10,250
4.35%, 2/9/06	26,075	26,050
4.50%, 2/23/06	23,670	23,605
4.50%, 2/24/06	4,237	4,225
Pfizer Invesment Capital
4.40%, 3/23/06	8,585	8,533
4.45%, 2/3/06	18,934	18,929
Pitney Bowes, 144A, 4.45%, 2/1/06	3,319	3,319
Preferred Receivables Funding
4.32%, 2/7/06	13,408	13,399
4.35%, 2/9/06	47,681	47,635
4.42%, 2/17/06	7,000	6,986
Ranger Funding
4.36%, 2/9/06	31,000	30,970
4.38%, 2/14/06	25,000	24,961
4.40%, 2/15/06	15,000	14,974
Sheffield Receivables Corp.
4.30%, 2/7/06	34,893	34,868
4.34%, 2/9/06	10,000	9,990
4.37%, 2/13/06	20,000	19,971
4.38%, 2/14/06	23,000	22,964
Sigma Finance
4.21%, 2/8/06	7,700	7,694
4.33%, 2/28/06	10,650	10,615
4.39%, 3/8/06	4,232	4,214
4.52%, 6/29/06	19,000	18,647
Sysco Corp.
4.35%, 2/15/06	10,000	9,983
4.50%, 2/24/06	7,400	7,379
Tulip Funding, 4.39%, 2/14/06	36,000	35,943
Variable Funding Capital
4.33%, 2/8/06	20,000	19,983
4.45%, 3/8/06	40,000	39,827
Yorktown Capital, 4.43%, 2/21/06	15,000	14,963
Total Commercial Paper - 4(2) (Cost $1,702,317)		1,702,317
FUNDING AGREEMENTS 1.2%
Genworth Life Insurance, VR, 4.669%, 1/12/07 ‡	20,000	20,000
ING Annuity & Life Insurance
4.52%, 2/17/06 ‡	10,000	10,000
4.61%, 2/28/06 ‡	15,000	15,000
Transamerica Occidential Life Insurance, VR, 4.54%, 3/1/07 ‡	5,000	5,000
Total Funding Agreements (Cost $50,000)		50,000
MEDIUM-TERM NOTES 2.3%
GE Capital, VR
4.519%, 2/9/07	10,000	10,000
4.57%, 2/17/07	10,000	10,000
Goldman Sachs Group, VR, 144A, 4.455%, 5/1/06	15,000	15,000
Irish Life & Permanent, VR, 144A, 4.51%, 2/22/07	29,000	29,000
National Rural Utilities, 6.00%, 5/15/06	1,000	1,006
Nationwide Building Society, VR, 144A, 4.449%, 3/7/07	20,000	20,000
SLM Corporation, VR, 4.793%, 4/25/06	8,000	8,003
Total Medium-Term Notes (Cost $93,009)		93,009
MUNICIPAL SECURITIES 1.6%
Colorado Housing Fin. Auth.
Multi-Family, VRDN (Currently 4.46%)	26,255	26,255
Single-Family, VRDN (Currently 4.46%)	30,310	30,310
Utah Board of Regents, VRDN (Currently 4.46%) (AMBAC Insured)	10,000	10,000
Total Municipal Securities (Cost $66,565)		66,565
U.S. GOVERNMENT AGENCY OBLIGATIONS ± 0.6%
Federal Home Loan Bank, VR, 4.25%, 4/25/06	4,000	4,000
Federal Home Loan Mortgage, 4.05%, 8/15/06	19,000	19,000
Total U.S. Government Agency Obligations ± (Cost $23,000)		23,000

Total Investments in Securities
100.6% of Net Assets (Cost $4,133,346)		$4,133,346

(1)	Denominated in U.S. dollars unless otherwise noted
*	Domestic certificates of deposit are issued by domestic branches of
U.S. banks
±	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

^	Eurodollar certificates of deposit are issued by foreign branches of
U.S. or foreign banks
++	Yankee certificates of deposit are issued by U.S. branches of foreign banks
144A	Security was purchased pursuant to Rule 144A under the Securities
Act of 1933 and may be resold in transactions exempt from
registration only to qualified institutional buyers -- total value of such securities at period end amounts to $269,457 and represents
6.6% of net assets
4(2)	Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors” -- total value of such securities at period-end amounts to
$1,702,317 and represents 41.4% of net assets

AMBAC	AMBAC Assurance Corp.
VR	Variable Rate; rate shown is effective rate at period-end
VRDN	Variable-Rate Demand Note; rate shown is effective rate at period-
end

‡Restricted Securities

Amounts in (000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities (excluding 144A issues) at period-end amounts to $50,000 and represents 1.2% of net assets.

	Acquisition	Acquisition
Description	Date	Cost
Genworth Life Insurance, VR, 4.669%, 1/12/07	4/12/05	$20,000
ING Annuity & Life Insurance, 4.52%, 2/17/06	7/12/05	10,000
ING Annuity & Life Insurance, 4.61%, 2/28/06	7/25/05	15,000
Transamerica Occidental Life Insurance, VR, 4.54%, 3/1/07	11/12/04	5,000
Totals		$50,000

The fund has registration rights for certain restricted securities held as of January 31, 2006. Any costs related to such registration are borne by the issuer.

The accompanying notes are an integral part of this Portfolio o f Investments.

T. Rowe Price Summit Cash Reserves Fund
Unaudited	January 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Summit Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit Cash Reserves Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2006, the cost of investments for federal income tax purposes was $4,133,346,000.

T. Rowe Price Summit GNMA Fund
Unaudited		January 31, 2006
PORTFOLIO OF INVESTMENTS (1)	$ Par/Shares	Value
(Amounts in 000s)
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 95.3%

U.S. Government Agency Obligations ± 8.1%
Federal Home Loan Mortgage
4.50%, 4/1/34 - 4/1/35	522	491
6.50%, 7/1/14	298	306
7.00%, 11/1/30	31	32
ARM
5.055%, 11/1/35	121	119
5.428%, 1/1/36	61	61
CMO
4.50%, 3/15/16	1,100	1,071
5.00%, 11/15/27	600	592
CMO, IO, 4.50%, 6/15/11 - 4/15/18	1,077	95
Federal National Mortgage Assn.
5.00%, 8/1/35	516	499
5.50%, 4/1/34	1,362	1,350
6.00%, 8/1/34	766	774
ARM
4.694%, 9/1/35	270	264
5.319%, 12/1/35	102	102
5.376%, 12/1/35	127	127
5.541%, 12/1/35	200	201
5.695%, 12/1/35	66	66
5.711%, 1/1/36	124	125
IO, 8.50%, 4/25/22	25	5
		6,280
U.S. Government Obligations 87.2%
Government National Mortgage Assn.
4.00%, 9/15/18	1,051	1,007
4.50%, 9/15/35	449	430
5.00%, 12/15/17 - 6/15/35	15,333	15,138
5.50%, 10/15/17 - 9/15/35	16,838	16,929
6.00%, 12/15/08 - 1/20/36	13,791	14,131
6.50%, 12/15/14 - 1/20/36	5,036	5,249
6.75%, 2/15/41	522	539
7.00%, 3/15/13 - 12/15/34	2,587	2,713
7.50%, 9/15/12 - 3/15/32	930	980
8.00%, 4/15/17 - 2/15/30	179	190
8.50%, 4/15/17 - 3/15/27	228	244
9.00%, 4/15/18 - 3/20/25	33	36
9.50%, 7/15/09 - 12/20/20	56	60
10.00%, 8/15/13 - 3/15/26	149	164
10.50%, 1/15/16 - 10/15/19	65	72
11.00%, 12/15/09 - 9/20/17	13	15
CMO
5.00%, 8/16/28	75	75
5.50%, 2/20/30 - 2/20/32 ++	3,280	3,274
CMO, Principal Only, 3/16/28	37	34
TBA
5.50%, 1/1/34	1,354	1,356
6.00%, 1/1/33	1,834	1,877
6.50%, 1/1/36	3,530	3,688
		68,201
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $74,856)		74,481
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 7.0%
Commercial Mortgage Backed Securities 5.5%
Bear Stearns Commercial Mortgage Securities
Series 2004-T14, Class A2, CMO, 4.17%, 1/12/41	425	414
Series 2002-TOP8, Class A2, CMO, 4.83%, 8/15/38	500	492
Citigroup/Deutsche Bank Commerical Mortgage
Series 2005-C1, Class AJ, CMO, 5.224%, 9/15/20	200	199
DLJ Commercial Mortgage, Series 1999-CG2, Class A1B, CMO
7.30%, 6/10/32	450	478
GE Capital Commercial Mortgage, Series 2001-1, Class A2, CMO
6.531%, 3/15/11	550	584
Greenwich Capital Commercial Funding, Series 2004-GG1A, Class A2
CMO, 3.835%, 6/10/36	303	297
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A2, CMO
4.293%, 8/1/38	325	320
JP Morgan Chase Commercial Mortgage Securities
Series 2001-CIBC, Class A3, CMO, 6.26%, 3/15/33	400	420
LB-UBS Commercial Mortgage Trust
Series 2003-C8, Class A1, CMO, 3.636%, 11/15/27	393	381
Series 2004-C2, Class A2, CMO, 3.246%, 3/15/29	265	252
Morgan Stanley Dean Witter Capital, Series 2002-TOP7, Class A2
CMO, 5.98%, 1/15/39	450	470
		4,307
Whole Loans-Backed 1.5%
Bank of America Mortgage Securities
Series 2003-L, Class 2A2, CMO, VR, 4.264%, 1/25/34	519	508
Series 2004-A, Class 2A2, CMO, VR, 4.119%, 2/25/34	240	236
Series 2004-I, Class 3A2, CMO, VR, 4.936%, 10/25/34	113	112
Series 2005-J, Class 2A1, CMO, VR, 5.111%, 11/25/35	327	325
		1,181
Total Non-U.S. Government Mortgage-Backed Securities (Cost $5,636)		5,488
ASSET-BACKED SECURITIES 1.8%

Home Equity Loans-Backed 1.8%
BankBoston Home Equity Loan Trust, Series 1998-1, Class A6
6.35%, 2/25/13	168	174
Chase Funding Mortgage Loan
Series 2003-1, Class 1A6, 4.458%, 3/25/14	550	533
Series 2002-2, Class 1M1, 5.599%, 9/25/31	199	197
New Century Home Equity Loan Trust
Series 2005-A, Class A6, VR, 4.954%, 8/25/35	350	337
Series 2005-A, Class M2, VR, 5.344%, 8/25/35	135	131
Total Asset-Backed Securities (Cost $1,404)		1,372
Money Market Funds 3.9%
T. Rowe Price Government Reserve Investment Fund, 4.30% #†	3,072	3,072
Total Asset-Backed Securities (Cost $3,072)		3,072
Total Investments in Securities
108.0% of Net Assets (Cost $84,968)		$84,413

(1)	Denominated in U.S. dollars unless otherwise noted
#	Seven-day yield
±	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
++	All or a portion of this security is pledged to cover margin requirements on futures contracts at January 31, 2006.
†	Affiliated company – See Note 4.
ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation
IO	Interest-Only security for which the fund receives interest on notional principal (par)
TBA	To Be Announced purchase commitment; TBAs totaled $6,921 (8.9%
of net assets) at January 31, 2006; See Note 2.
VR	Variable Rate; rate shown is effective rate at period-end

Open Futures Contracts at January 31, 2006 were as follows:
($ 000s)
		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Short, 7 U.S. Treasury ten year contracts,
$80 par of 5.50% Government National
Mortgage Assn. bonds pledged as
initial margin	3/06	$(759)	$3
Short, 9 U.S. Treasury two year contracts,
$40 par of 5.50% Government National
Mortgage Assn. bonds pledged as
initial margin	3/06	(1,844)	4
Net payments (receipts) of variation
margin to date			(6)
Variation margin receivable (payable)
on open futures contracts			$1

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Summit GNMA Fund
Unaudited	January 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Summit Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit GNMA Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks a high level of income and maximum credit protection by investing at least 80% of net assets in GNMA securities backed by the full faith and credit of the U.S. government.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date. Unsettled variation margin on futures contracts is reflected as investments in securities.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

TBA Purchase Commitments

The fund may enter into TBA (to be announced) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The fund generally enters into TBAs with the intention of taking possession of the underlying mortgage securities. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBAs.

Dollar Rolls

The fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously purchases a similar, but not identical, TBA with the same issuer, rate, and terms. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. The fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, but may close a contract prior to settlement or “roll” settlement to a later date if deemed in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated.

NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2006, the cost of investments for federal income tax purposes was $84,968,000. Net unrealized loss aggregated $548,000 at period-end, of which $518,000 related to appreciated investments and $1,066,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended January 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $65,000, and the value of shares of the T. Rowe Price Reserve Funds held at January 31, 2006 and October 31, 2005 was $3,072,000 and $7,780,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Funds, Inc.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	March 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	March 21, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	March 21, 2006